Restricted Cash - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Restricted Cash And Investments [Abstract]
Restricted cash relating to cash collateralization	$ 3.2	$ 8.4
Restricted cash relating to funds	$ 4.9	$ 5.2